DEBT (Tables)	12 Months Ended
Dec. 31, 2017
DEBT
Schedule of debt

($ thousands)	December 31, 2017	December 31, 2016
Current:
Senior notes	$27,656	$29,539
	27,656	29,539
Long-term:
Bank credit facility	$—	$23,226
Senior notes	644,723	716,060
	644,723	739,286
Total debt	$672,379	$768,825

Schedule of terms and rates of the Company's outstanding senior notes

				Original	Remaining	CDN$ Carrying
			Coupon	Principal	Principal	Value
Issue Date	Interest Payment Dates	Principal Repayment	Rate	($ thousands)	($ thousands)	($ thousands)
September 3, 2014	March 3 and Sept 3	5 equal annual installments beginning September 3, 2022	3.79%	US$200,000	US$105,000	$131,996
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2019	4.34%	CDN$30,000	CDN$30,000	30,000
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2022	4.40%	US$20,000	US$20,000	25,142
May 15, 2012	May 15 and Nov 15	5 equal annual installments beginning May 15, 2020	4.40%	US$355,000	US$298,000	374,616
June 18, 2009	June 18 and Dec 18	4 equal annual installments beginning June 18, 2018 - 2021	7.97%	US$225,000	US$88,000	110,625
				Total carrying value		$672,379